Right of use asset and lease liability (Tables)	9 Months Ended
Mar. 31, 2022
Right Of Use Asset And Lease Liability
Schedule Of Lease Liability

$
Balance at June 30, 2021	-
Additions	427,263
Discount on future commitment	(54,023)
Lease liability at March 31, 2022	373,240

Schedule Of Right Of Use Assets

$
Balance at June 30, 2021	-
Additions	373,240
Amortisation	(51,840)
Balance at March 31, 2022	321,400

Schedule Of Changes In Lease Liabilities

$
Balance at June 30, 2021	-
Additions	373,240
Lease payments	(57,986)
Interest on lease payments	10,105
Balance at March 31, 2022	325,359
Less: current portion	(39,965)
Lease liability – non-current	285,394